NF_10.31 Fidelity Sustainability Index Funds Combo Investor Premium PRO-01 | Fidelity® U.S. Sustainability Index Fund
Fund Summary Fund/Class: Fidelity® U.S. Sustainability Index Fund/Investor, Premium
Investment Objective
The fund seeks to provide investment results that correspond to the total return of the MSCI USA ESG Index.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® U.S. Sustainability Index Fund}	NF_10.31 Fidelity Sustainability Index Funds Combo Investor Premium PRO-01 Fidelity® U.S. Sustainability Index Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® U.S. Sustainability Index Fund} - NF_10.31 Fidelity Sustainability Index Funds Combo Investor Premium PRO-01 - Fidelity® U.S. Sustainability Index Fund		Fidelity U.S. Sustainability Index Fund-Investor Class	Fidelity U.S. Sustainability Index Fund-Institutional Class
Management fee		0.08%	0.08%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.13%	0.06%
Total annual operating expenses		0.21%	0.14%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® U.S. Sustainability Index Fund} - NF_10.31 Fidelity Sustainability Index Funds Combo Investor Premium PRO-01 - Fidelity® U.S. Sustainability Index Fund - USD ($)	Fidelity U.S. Sustainability Index Fund-Investor Class	Fidelity U.S. Sustainability Index Fund-Institutional Class
1 year	$ 22	$ 14
3 years	$ 68	$ 45

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the MSCI USA ESG Index, which represents the performance of stocks of large- to mid-capitalization U.S. companies with high environmental, social, and governance (ESG) performance relative to their sector peers, as rated by MSCI ESG Research.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the MSCI USA ESG Index using a smaller number of securities.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.